Label	Element	Value
Cambria Venture ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Cambria Venture ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to provide.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that the operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its total assets in U.S. exchange-listed equity securities. The Fund does not include, and the Fund does not invest in, venture capital funds or venture capital start-upcompanies.

Cambria Investment Management, L.P. (“Cambria” of the “Adviser”) serves as the Fund’s investment adviser and uses a proprietary algorithm designed to generate returns that mimic the returns of U.S. venture capital funds. Venture capital funds are not listed on public exchanges and typically invest directly in private companies to provide equity financing that addresses the funding needs of entrepreneurial companies that for reasons of size, assets, and stage of development cannot seek capital from more traditional sources, such as public markets and banks. These companies tend to have short operating histories that involve novel technology, products and services. To achieve such returns, Cambria’s algorithm identifies and selects U.S. exchange-listed equities that exhibit factor characteristics commonly associated with the equity securities of private companies funded by venture capital funds. These factors include, but are not limited to, a company’s size, valuation and leverage. Cambria believes that a composite approach using multiple related factors to rank the available stock universe can improve the robustness of the Fund’s portfolio versus a reliance on any one factor in stock selection.

To be eligible for inclusion in the Fund, equity securities must pass certain market capitalization and liquidity requirements. The eligible Fund universe will be comprised of U.S. equities with a market capitalization greater than $100 million and less than $10 billion. Cambria’s proprietary algorithm will tend to select stocks of companies that (i) have shorter operating histories, (ii) have smaller market capitalizations, and (iii) are priced inexpensively relative to the market. Cambria’s algorithm also identifies companies based on their leverage (e.g., a company’s debt/asset ratio) and value metrics, including, but not limited to, price-to-sales (P/S) ratio, price-to-earnings (P/E) ratio, and enterprise multiple (EV/EBITDA). In addition, Cambria’s algorithm will tend to allocate Fund assets to companies in industries favored by venture capital firms, including industries within the health care and information technology sectors. For additional information about the algorithm and its value metrics, see the section titled “Additional Information about the Fund’s Investment Strategies and Risks.”

The Fund will be comprised of, approximately, the top 50 stocks as determined by Cambria’s proprietary valuation algorithm and will be approximately equally weighted. The Fund’s portfolio is rebalanced periodically, but no less frequently than annually, to meet Cambria’s internal target allocations, which are developed pursuant to Cambria’s quantitative strategy.

Cambria has discretion on a daily basis to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective and may experience high portfolio turnover. The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its total assets in U.S. exchange-listed equity securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk [Text Block]	rr_RiskTextBlock

An investment in the Fund involves risk. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The Fund’s principal risks are presented in alphabetical order to facilitate investors’ ability to identify particular risks and compare them with the risks of other funds. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and/or ability to meet its objective. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. For more information about the risks of investing in the Fund, see the sections titled “Additional Information About the Funds’ Risks” and “Additional Non-Principal Risk Information.”

Cyber Security Risk. The Fund, and its service providers, may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, including Cambria, the custodian, and the transfer agent, market makers, Authorized Participants, or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cyber security breaches.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments due to factors affecting a specific issuer, market or securities markets generally.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including risks due to: (i) differences in information available about foreign issuers; (ii) differences in investor protection standards in other jurisdictions; (iii) capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; (iv) political, diplomatic and economic risks; (v) regulatory risks; and (vi) foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Market Events Risk. Turbulence in the financial markets, reduced liquidity in the equity markets, and/or the advent of certain economic or political events, including global events such as war, acts of terrorism or a public health crisis, may negatively affect issuers, which could have an adverse effect on certain Fund holdings. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as the recent increases in interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on certain Fund holdings.

Recent Events. The COVID-19 pandemic, Russia’s invasion of Ukraine, and higher inflation have resulted in extreme volatility in the financial markets, economic downturns around the world, severe losses to some sectors of the economy and individual issuers, and reduced liquidity of certain instruments. These events have caused significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; large expansion of government deficits and debt as a result of government actions to mitigate the effects of such events; and widespread uncertainty regarding the long-term effects of such events.

Micro Capitalization Company Risk. In addition to the risks associated with investing in small and medium capitalization companies, set forth below, micro capitalization companies are more vulnerable to adverse economic events and poor business conditions than larger, more established companies. The earnings and revenue of micro capitalization companies tend to be less predictable, and their securities are generally less liquid and subject to greater and more unpredictable price changes.

Portfolio Turnover Risk. The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Premium-Discount Risk. Shares may trade above (premium) or below (discount) their NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. This risk is heightened in times of market volatility or periods of steep market declines.

Quantitative Security Selection Risk. Cambria uses quantitative techniques to generate investment decisions and select stocks, and the Fund may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on the Fund and its shareholders.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur a bid/ask spread, which varies over time for Shares based on trading volume and market liquidity and is generally higher if Shares have little trading volume and market liquidity. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. In addition, trading in Shares on the Exchange may be halted.

Sector Risk. To the extent that the Fund invests a significant portion of its assets in a particular economic sector, the Fund may be susceptible to loss due to adverse occurrences affecting that sector.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and they may be more sensitive to market conditions.

Venture Capital Correlation Risk. Although the Fund seeks to generate returns that mimic the returns of U.S. venture capital funds, the Fund may not be able to generate comparable returns through its investments in U.S. exchange-listed equities primarily due to the fact that the underlying holdings of the Fund differ from those widely held by U.S. venture capital funds. The Fund does not invest in venture capital funds or venture capital start-up companies. Further, the factors identified by Cambria as being commonly associated with the equity securities of private companies funded by venture capital funds may not be the same factors that generate returns for venture capital funds. Accordingly, the Fund’s return may not match or achieve a high degree of correlation with the return of U.S. venture capital funds.

Venture Capital Investing Style Risk. Venture capital funds typically invest directly in private companies that are subject to a different set of risks than those typically associated with publicly traded companies. Although the Fund invests in the equity securities of publicly traded companies, these companies share various characteristics with private companies held by venture capital funds. As such, the Fund is subject to many of the same risks. For example, these companies may have a weak financial condition, require significant additional capital to support their operations, and may otherwise fail to become profitable or lose invested capital. These companies may also (i) hold significant debt; (ii) engage in a rapidly changing business environment with products subject to obsolescence; (iii) rely on unsustainable market trends or a competitive advantage that may be lost to new market entrants; (iv) depend on an inexperienced management team; and (v) be subject to high barriers of success that are dependent on large amounts of future capital investments, government approval of products or services, and the protection of intellectual property.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.cambriafunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cambriafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Cambria Venture ETF | Risk Loss Money
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Cambria Venture ETF | Risk Not Insured Depository Institutions
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Cambria Venture ETF | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cyber Security Risk. The Fund, and its service providers, may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, including Cambria, the custodian, and the transfer agent, market makers, Authorized Participants, or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cyber security breaches.

Cambria Venture ETF | Equity Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments due to factors affecting a specific issuer, market or securities markets generally.

Cambria Venture ETF | Foreign Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including risks due to: (i) differences in information available about foreign issuers; (ii) differences in investor protection standards in other jurisdictions; (iii) capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; (iv) political, diplomatic and economic risks; (v) regulatory risks; and (vi) foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Cambria Venture ETF | Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Cambria Venture ETF | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Cambria Venture ETF | Market Events Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Events Risk. Turbulence in the financial markets, reduced liquidity in the equity markets, and/or the advent of certain economic or political events, including global events such as war, acts of terrorism or a public health crisis, may negatively affect issuers, which could have an adverse effect on certain Fund holdings. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as the recent increases in interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on certain Fund holdings.

Recent Events. The COVID-19 pandemic, Russia’s invasion of Ukraine, and higher inflation have resulted in extreme volatility in the financial markets, economic downturns around the world, severe losses to some sectors of the economy and individual issuers, and reduced liquidity of certain instruments. These events have caused significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; large expansion of government deficits and debt as a result of government actions to mitigate the effects of such events; and widespread uncertainty regarding the long-term effects of such events.

Cambria Venture ETF | Micro Capitalization Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Micro Capitalization Company Risk. In addition to the risks associated with investing in small and medium capitalization companies, set forth below, micro capitalization companies are more vulnerable to adverse economic events and poor business conditions than larger, more established companies. The earnings and revenue of micro capitalization companies tend to be less predictable, and their securities are generally less liquid and subject to greater and more unpredictable price changes.

Cambria Venture ETF | Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Portfolio Turnover Risk. The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Cambria Venture ETF | Premium-Discount Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Premium-Discount Risk. Shares may trade above (premium) or below (discount) their NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. This risk is heightened in times of market volatility or periods of steep market declines.

Cambria Venture ETF | Quantitative Security Selection Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Quantitative Security Selection Risk. Cambria uses quantitative techniques to generate investment decisions and select stocks, and the Fund may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on the Fund and its shareholders.

Cambria Venture ETF | Secondary Market Trading Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur a bid/ask spread, which varies over time for Shares based on trading volume and market liquidity and is generally higher if Shares have little trading volume and market liquidity. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. In addition, trading in Shares on the Exchange may be halted.

Cambria Venture ETF | Sector Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. To the extent that the Fund invests a significant portion of its assets in a particular economic sector, the Fund may be susceptible to loss due to adverse occurrences affecting that sector.

Cambria Venture ETF | Small and Medium Capitalization Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and they may be more sensitive to market conditions.

Cambria Venture ETF | Venture Capital Correlation Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Venture Capital Correlation Risk. Although the Fund seeks to generate returns that mimic the returns of U.S. venture capital funds, the Fund may not be able to generate comparable returns through its investments in U.S. exchange-listed equities primarily due to the fact that the underlying holdings of the Fund differ from those widely held by U.S. venture capital funds. The Fund does not invest in venture capital funds or venture capital start-up companies. Further, the factors identified by Cambria as being commonly associated with the equity securities of private companies funded by venture capital funds may not be the same factors that generate returns for venture capital funds. Accordingly, the Fund’s return may not match or achieve a high degree of correlation with the return of U.S. venture capital funds.

Cambria Venture ETF | Venture Capital Investing Style Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Venture Capital Investing Style Risk. Venture capital funds typically invest directly in private companies that are subject to a different set of risks than those typically associated with publicly traded companies. Although the Fund invests in the equity securities of publicly traded companies, these companies share various characteristics with private companies held by venture capital funds. As such, the Fund is subject to many of the same risks. For example, these companies may have a weak financial condition, require significant additional capital to support their operations, and may otherwise fail to become profitable or lose invested capital. These companies may also (i) hold significant debt; (ii) engage in a rapidly changing business environment with products subject to obsolescence; (iii) rely on unsustainable market trends or a competitive advantage that may be lost to new market entrants; (iv) depend on an inexperienced management team; and (v) be subject to high barriers of success that are dependent on large amounts of future capital investments, government approval of products or services, and the protection of intellectual property.

Cambria Venture ETF | Cambria Venture ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fee:	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses:	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	0.59%
One Year:	rr_ExpenseExampleYear01	$ 60
Three Years:	rr_ExpenseExampleYear03	$ 189